Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Millions	Jan. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets Held For Sale [line items]
Carrying value		$ 4,259.2	$ 4,892.9
APP [Member]
Assets Held For Sale [line items]
Carrying value				$ 1.0
Purchase offer, refiner royalty offered percentage	2.00%
Purchase offer, cash	$ 40.0
Purchase offer, refiner royalty offered percentage	2.00%
APP [Member] | Capped metals [member]
Assets Held For Sale [line items]
Purchase offer, refiner royalty offered percentage	1.00%
Purchase offer, cash	$ 20.0
Purchase offer, refiner royalty offered percentage	1.00%
APP [Member] | Uncapped metals [member]
Assets Held For Sale [line items]
Purchase offer, refiner royalty offered percentage	1.00%
Purchase offer, refiner royalty offered percentage	1.00%